BASIC AND DILUTED EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income (loss)	$ 16,238	$ 366	$ (86)
Denominator:
Denominator for basic earnings (loss) per share - weighted average number of ordinary shares, net of treasury stock	35,173,562	40,178,292	42,285,919
Effect of dilutive securities:
Employee stock options, warrants and RSU's	605,292	386,653	0	[1]
Denominator for diluted earnings (loss) per share - adjusted weighted average number of shares	35,778,854	40,564,945	42,285,919

[1]	Antidilutive.